UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2017

Date of reporting period:	March 31, 2017

Item 1. Schedule of Investments:

Putnam VT Global Equity Fund

The fund's portfolio
3/31/17 (Unaudited)

COMMON STOCKS (98.0%)(a)
			Shares	Value

Aerospace and defense (1.4%)

Northrop Grumman Corp.			4,700	$1,117,848

Raytheon Co.			6,600	1,006,500

				2,124,348
Auto components (0.9%)

Goodyear Tire & Rubber Co. (The)			37,700	1,357,200

				1,357,200
Automobiles (1.9%)

Yamaha Motor Co., Ltd. (Japan)			123,400	2,971,664

				2,971,664
Banks (2.6%)

Banco Macro SA ADR (Argentina)			10,400	901,680

Bank of America Corp.			48,500	1,144,115

Bank of Ireland (Ireland)(NON)			5,697,742	1,428,412

Permanent TSB Group Holdings PLC (Ireland)(NON)			264,800	681,927

				4,156,134
Beverages (1.2%)

Dr. Pepper Snapple Group, Inc.			11,200	1,096,704

Molson Coors Brewing Co. Class B			7,845	750,845

				1,847,549
Biotechnology (1.7%)

Alkermes PLC(NON)			16,000	936,000

Biogen, Inc.(NON)			2,520	689,018

Celgene Corp.(NON)			8,600	1,070,098

				2,695,116
Building products (2.1%)

Assa Abloy AB Class B (Sweden)			76,711	1,577,769

Fortune Brands Home & Security, Inc.			16,215	986,683

Johnson Controls International PLC			16,900	711,828

				3,276,280
Capital markets (2.7%)

E*Trade Financial Corp.(NON)			61,093	2,131,535

Goldman Sachs Group, Inc. (The)			3,700	849,964

Hamilton Lane, Inc. Class A(NON)			18,529	345,936

KKR & Co. LP			46,600	849,518

				4,176,953
Chemicals (3.5%)

CF Industries Holdings, Inc.(S)			61,300	1,799,155

Dow Chemical Co. (The)			15,300	972,162

Monsanto Co.			6,586	745,535

Sherwin-Williams Co. (The)			3,200	992,608

Symrise AG (Germany)			13,893	923,944

				5,433,404
Commercial services and supplies (0.5%)

Stericycle, Inc.(NON)			9,700	804,033

				804,033
Communications equipment (0.7%)

Nokia OYJ (Finland)			190,156	1,021,189

				1,021,189
Construction and engineering (1.2%)

Kyudenko Corp. (Japan)			38,900	1,060,464

Quanta Services, Inc.(NON)			21,000	779,310

				1,839,774
Containers and packaging (2.5%)

Ball Corp.			16,000	1,188,160

RPC Group PLC (United Kingdom)			105,328	1,031,310

Sealed Air Corp.			40,200	1,751,916

				3,971,386
Diversified consumer services (0.7%)

Service Corp. International/US(S)			34,020	1,050,538

				1,050,538
Diversified financial services (0.8%)

Eurazeo SA (France)			19,134	1,260,042

				1,260,042
Diversified telecommunication services (4.2%)

Com Hem Holding AB (Sweden)(S)			64,390	737,988

Euskaltel SA (Spain)			72,498	742,472

Koninklijke KPN NV (Netherlands)			315,173	949,167

Nippon Telegraph & Telephone Corp. (Japan)			26,200	1,118,319

SFR Group SA (France)(NON)			25,534	803,298

Telecom Italia SpA RSP (Italy)			1,897,793	1,384,803

Zayo Group Holdings, Inc.(NON)			24,800	815,920

				6,551,967
Electric utilities (1.2%)

Exelon Corp.			53,306	1,917,950

				1,917,950
Energy equipment and services (0.4%)

Keane Group, Inc.(NON)(S)			43,913	627,956

				627,956
Equity real estate investment trusts (REITs) (1.3%)

Big Yellow Group PLC (United Kingdom)			99,353	909,322

Hibernia REIT PLC (Ireland)			834,616	1,108,508

				2,017,830
Food and staples retail (0.6%)

Walgreens Boots Alliance, Inc.			11,500	955,075

				955,075
Food products (4.1%)

Associated British Foods PLC (United Kingdom)			44,312	1,446,813

Kerry Group PLC Class A (Ireland)			13,924	1,094,749

Kraft Heinz Co. (The)			15,900	1,443,879

M Dias Branco SA (Brazil)			1,936	79,033

Nomad Foods, Ltd. (United Kingdom)(NON)			98,850	1,131,833

Orkla ASA (Norway)			132,329	1,185,169

				6,381,476
Health-care equipment and supplies (2.8%)

Becton Dickinson and Co.			5,100	935,544

Boston Scientific Corp.(NON)			52,100	1,295,727

C.R. Bard, Inc.			5,900	1,466,386

Hoya Corp. (Japan)			13,800	663,907

				4,361,564
Health-care technology (0.6%)

CompuGroup Medical SE (Germany)			21,479	955,963

				955,963
Hotels, restaurants, and leisure (2.2%)

Compass Group PLC (United Kingdom)			72,391	1,365,923

Dalata Hotel Group PLC (Ireland)(NON)			221,454	1,056,024

Hilton Worldwide Holdings, Inc.			17,413	1,017,964

				3,439,911
Household durables (2.0%)

CalAtlantic Group, Inc.			18,268	684,137

PulteGroup, Inc.			56,175	1,322,921

Techtronic Industries Co., Ltd. (Hong Kong)			270,500	1,094,670

				3,101,728
Independent power and renewable electricity producers (2.8%)

Calpine Corp.(NON)			142,869	1,578,702

NextEra Energy Partners LP			28,622	948,247

NRG Energy, Inc.			100,001	1,870,019

				4,396,968
Insurance (6.9%)

Admiral Group PLC (United Kingdom)			40,767	1,015,921

American International Group, Inc.			27,613	1,723,880

Assured Guaranty, Ltd.			64,500	2,393,595

Chubb, Ltd.			7,100	967,375

Fairfax Financial Holdings, Ltd. (Canada)(S)			3,200	1,456,285

Hartford Financial Services Group, Inc. (The)			25,388	1,220,401

MetLife, Inc.			12,800	676,096

Prudential PLC (United Kingdom)			73,110	1,544,368

				10,997,921
Internet and direct marketing retail (2.8%)

Amazon.com, Inc.(NON)			3,000	2,659,620

Expedia, Inc.			7,100	895,807

FabFurnish GmbH (acquired 8/2/13, cost $4) (Private) (Brazil)(F)(RES)(NON)			6	5

Global Fashion Group SA (acquired 8/2/13, cost $219,415) (Private) (Brazil)(F)(RES)(NON)			5,179	45,321

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $4) (Private) (Brazil)(F)(RES)(NON)			3	2

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

Yoox Net-A-Porter Group SPA (Italy)(NON)			32,379	770,975

				4,371,731
Internet software and services (6.9%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			14,200	1,531,186

Alphabet, Inc. Class C(NON)			5,511	4,571,707

Baozun, Inc. ADR (China)(NON)(S)			60,073	897,491

GoDaddy, Inc. Class A(NON)			21,800	826,220

Instructure, Inc.(NON)			44,200	1,034,280

Wix.com, Ltd. (Israel)(NON)			30,500	2,070,950

				10,931,834
IT Services (2.0%)

Computer Sciences Corp.			21,900	1,511,319

Visa, Inc. Class A			18,076	1,606,414

				3,117,733
Leisure products (0.7%)

Brunswick Corp.			19,100	1,168,920

				1,168,920
Media (2.1%)

Atresmedia Corporacion de Medios de Comunicacion SA (Spain)			93,461	1,180,497

Live Nation Entertainment, Inc.(NON)			36,200	1,099,394

Walt Disney Co. (The)			8,500	963,815

				3,243,706
Metals and mining (1.4%)

Newmont Mining Corp.			26,400	870,144

Nucor Corp.			23,000	1,373,560

				2,243,704
Multi-utilities (0.4%)

Veolia Environnement SA (France)			35,538	665,734

				665,734
Oil, gas, and consumable fuels (6.2%)

Cenovus Energy, Inc. (Canada)			60,530	685,022

ConocoPhillips			22,300	1,112,101

EnCana Corp. (Canada)			99,384	1,164,344

EOG Resources, Inc.			12,600	1,229,130

Pioneer Natural Resources Co.			4,100	763,543

Plains All American Pipeline LP			33,700	1,065,257

Seven Generations Energy, Ltd. (Canada)(NON)			75,000	1,370,455

Suncor Energy, Inc. (Canada)			80,146	2,460,699

				9,850,551
Personal products (1.8%)

Shiseido Co., Ltd. (Japan)			49,800	1,310,644

Unilever NV ADR (Netherlands)			29,782	1,479,596

				2,790,240
Pharmaceuticals (3.2%)

AstraZeneca PLC (United Kingdom)			16,880	1,038,943

Bayer AG (Germany)			10,835	1,248,926

Jazz Pharmaceuticals PLC(NON)			6,600	957,858

Pacira Pharmaceuticals, Inc.(NON)(S)			17,000	775,200

Shionogi & Co., Ltd. (Japan)			19,100	986,139

				5,007,066
Real estate management and development (1.4%)

Kennedy-Wilson Holdings, Inc.			39,252	871,394

RE/MAX Holdings, Inc. Class A			21,450	1,275,203

				2,146,597
Road and rail (1.4%)

Norfolk Southern Corp.			20,300	2,272,991

				2,272,991
Semiconductors and semiconductor equipment (4.1%)

Broadcom, Ltd.			3,300	722,568

Micron Technology, Inc.(NON)			70,198	2,028,722

Qorvo, Inc.(NON)			16,900	1,158,664

Rohm Co., Ltd. (Japan)			11,500	764,394

Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)			28,900	949,076

Texas Instruments, Inc.			9,900	797,544

				6,420,968
Software (3.1%)

Adobe Systems, Inc.(NON)			8,500	1,106,105

Nintendo Co., Ltd. (Japan)			4,400	1,021,055

RealPage, Inc.(NON)			21,700	757,330

RIB Software AG (Germany)(S)			61,118	808,488

ServiceNow, Inc.(NON)			13,900	1,215,833

				4,908,811
Specialty retail (1.4%)

Home Depot, Inc. (The)			6,665	978,622

Lowe's Cos., Inc.			14,854	1,221,147

				2,199,769
Technology hardware, storage, and peripherals (0.7%)

Samsung Electronics Co., Ltd. (Preference) (South Korea)			734	1,052,134

				1,052,134
Thrifts and mortgage finance (1.0%)

Radian Group, Inc.			86,579	1,554,959

				1,554,959
Tobacco (1.9%)

British American Tobacco PLC (United Kingdom)			15,631	1,037,957

Imperial Brands PLC (United Kingdom)			40,360	1,955,428

				2,993,385
Transportation infrastructure (0.6%)

Aena SA (Spain)			6,280	993,536

				993,536
Wireless telecommunication services (1.4%)

KDDI Corp. (Japan)			38,600	1,013,107

Vodafone Group PLC ADR (United Kingdom)			45,300	1,197,279

				2,210,386

Total common stocks (cost $140,139,501)				$153,836,674

CONVERTIBLE PREFERRED STOCKS (0.7%)(a)
			Shares	Value

Global Fashion Group SA zero % cv. pfd. (acquired 7/11/16, cost $26,427) (Brazil) (Private)(F)(RES)(NON)			3,489	$31,142

Uber Technologies, Inc. Ser. E, 8.00% cv. pfd. (acquired 2/18/15, cost $801,843) (Private)(F)(RES)(NON)			23,711	1,040,790

Total convertible preferred stocks (cost $828,270)				$1,071,932

PURCHASED OPTIONS OUTSTANDING (—%)(a)
	Expiration		Contract
	date/strike price		amount	Value

SPDR S&P 500 ETF Trust (Put)	May-17/$224.00		$34,344	$33,829

Total purchased options outstanding (cost $64,567)				$33,829

SHORT-TERM INVESTMENTS (6.4%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 1.03%(AFF)		Shares	7,710,410	$7,710,410

Putnam Short Term Investment Fund 0.87%(AFF)		Shares	2,130,844	2,130,844

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62%(P)		Shares	140,000	140,000

U.S. Treasury Bills 0.772%, 7/13/17(SEGSF)			$131,000	130,715

Total short-term investments (cost $10,111,969)				$10,111,969

TOTAL INVESTMENTS

Total investments (cost $151,144,307)(b)				$165,054,404

FORWARD CURRENCY CONTRACTS at 3/31/17 (aggregate face value $34,461,230) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Sell	6/21/17	$138,955	$136,857	$(2,098)
	Canadian Dollar	Buy	4/19/17	495,738	490,900	4,838
	Euro	Sell	6/21/17	784,421	783,853	(568)
	Hong Kong Dollar	Sell	5/17/17	141,090	141,302	212
Barclays Bank PLC
	Hong Kong Dollar	Buy	5/17/17	815,823	817,112	(1,289)
Citibank, N.A.
	British Pound	Sell	6/21/17	443,853	436,625	(7,228)
	Danish Krone	Buy	6/21/17	1,054,901	1,042,229	12,672
	Euro	Buy	6/21/17	761,186	762,394	(1,208)
	Japanese Yen	Sell	5/17/17	504,335	495,589	(8,746)
Goldman Sachs International
	Chinese Yuan (Offshore)	Sell	5/17/17	2,422,499	2,419,603	(2,896)
	Euro	Buy	6/21/17	1,063,990	1,055,820	8,170
	Japanese Yen	Buy	5/17/17	1,508,186	1,476,316	31,870
HSBC Bank USA, National Association
	Euro	Sell	6/21/17	4,373,635	4,336,996	(36,639)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	4/19/17	2,137,701	2,028,719	108,982
	Canadian Dollar	Buy	4/19/17	798,927	791,019	7,908
	Euro	Buy	6/21/17	728,743	722,515	6,228
	Japanese Yen	Buy	5/17/17	955,633	946,159	9,474
	Norwegian Krone	Sell	6/21/17	1,387,507	1,409,930	22,423
	Singapore Dollar	Buy	5/17/17	775,691	770,865	4,826
	South Korean Won	Sell	5/17/17	1,016,517	997,515	(19,002)
	Swedish Krona	Sell	6/21/17	553,243	548,414	(4,829)
	Swiss Franc	Buy	6/21/17	399,385	397,803	1,582
State Street Bank and Trust Co.
	Canadian Dollar	Sell	4/19/17	1,715,714	1,698,296	(17,418)
	Israeli Shekel	Sell	4/19/17	1,840,986	1,747,971	(93,015)
	Japanese Yen	Buy	5/17/17	850,172	835,593	14,579
	Swiss Franc	Buy	6/21/17	3,450,642	3,417,740	32,902
UBS AG
	Swiss Franc	Buy	6/21/17	1,152,922	1,142,145	10,777
WestPac Banking Corp.
	British Pound	Sell	6/21/17	2,275,876	2,239,813	(36,063)
	Canadian Dollar	Buy	4/19/17	371,709	371,137	572

Total						$47,016

WRITTEN OPTIONS OUTSTANDING at 3/31/17 (premiums $41,556) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Put)	May-17/$219.00	$34,344	$22,303

Total			$22,303

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2017 through March 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $156,946,753.
(b)	The aggregate identified cost on a tax basis is $151,333,914, resulting in gross unrealized appreciation and depreciation of $23,304,897 and $9,584,407, respectively, or net unrealized appreciation of $13,720,490.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $1,117,261, or 0.7% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC*#	$5,796,777	$17,765,352	$15,851,719	$18,005	$7,710,410
	Putnam Short Term Investment Fund**	2,683,085	9,555,576	10,107,817	4,478	2,130,844
	Totals	$8,479,862	$27,320,928	$25,959,536	$22,483	$9,841,254
	* No management fees are charged to Putnam Cash Collateral Pool, LLC.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $7,710,410, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $7,436,221.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $863,054 to cover certain derivative contracts and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	59.0%
	United Kingdom	8.7
	Japan	6.9
	Canada	4.5
	Ireland	3.4
	Germany	2.5
	Spain	1.9
	France	1.7
	Netherlands	1.5
	China	1.5
	Sweden	1.5
	Italy	1.4
	Israel	1.3
	Norway	0.8
	Hong Kong	0.7
	South Korea	0.7
	Finland	0.7
	Taiwan	0.6
	Argentina	0.6
	Brazil	0.1

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund's policy regarding investments in securities of foreign issuers, as discussed further in the fund's prospectus.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Options contracts: The fund used options contracts to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $136,371 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $119,724 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$22,859,838	$—	$45,329
Consumer staples	14,967,725	—	—
Energy	10,478,507	—	—
Financials	22,146,009	—	—
Health care	13,019,709	—	—
Industrials	11,310,962	—	—
Information technology	27,452,669	—	—
Materials	11,648,494	—	—
Real estate	4,164,427	—	—
Telecommunication services	8,762,353	—	—
Utilities	6,980,652	—	—
Total common stocks	153,791,345	—	45,329
Convertible preferred stocks	—	—	1,071,932
Purchased options outstanding	—	33,829	—
Short-term investments	2,270,844	7,841,125	—

Totals by level	$156,062,189	$7,874,954	$1,117,261

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$47,016	$—
Written options outstanding	—	(22,303)	—

Totals by level	$—	$24,713	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$278,015	$230,999
Equity contracts	33,829	22,303

Total	$311,844	$253,302

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$26,000
Written equity option contracts (contract amount)		$26,000
Forward currency contracts (contract amount)		$36,900,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(AFF)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$5,050	$—	$12,672	$40,040	$—	$161,423	$47,481	$10,777	$572	$278,015
	Purchased options#	—	—	33,829	—	—	—	—	—	—	33,829

	Total Assets	$5,050	$—	$46,501	$40,040	$—	$161,423	$47,481	$10,777	$572	$311,844

	Liabilities:
	Forward currency contracts#	$2,666	$1,289	$17,182	$2,896	$36,639	$23,831	$110,433	$—	$36,063	$230,999
	Written options#	—	—	22,303	—	—	—	—	—	—	22,303

	Total Liabilities	$2,666	$1,289	$39,485	$2,896	$36,639	$23,831	$110,433	$—	$36,063	$253,302

	Total Financial and Derivative Net Assets	$2,384	$(1,289)	$7,016	$37,144	$(36,639)	$137,592	$(62,952)	$10,777	$(35,491)	$58,542
	Total collateral received (pledged)##†	$—	$—	$7,016	$—	$(36,639)	$100,000	$—	$—	$—
	Net amount	$2,384	$(1,289)	$—	$37,144	$—	$37,592	$(62,952)	$10,777	$(35,491)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 26, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: May 26, 2017